Exceptional items (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Exceptional Items Included in Income Statement
The exceptional items included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Impairment of goodwill	(2 500)	—
COVID-19 costs	(78)	—
Restructuring	(60)	(58)
Business and asset disposal (including exceptional impairment losses)	(154)	(24)
Acquisition costs business combinations	(4)	(21)

Impact on profit from operations	(2 796)	(103)